Investments	12 Months Ended
Jun. 30, 2023
Investments [Abstract]
Investments

Note 21. Investments

Joint Venture

A parent has a 50% interest in a joint arrangement with Body Composition Technologies Pte Ltd.

The principal place of business of the joint operation is in Singapore.

The joint venture agreement in relation to Body Composition Technologies Pte Ltd require unanimous consent from all parties for all relevant activities. The two parties have direct rights to the assets of the partnership and are jointly and severally liable for the liabilities incurred. This entity is therefore classified as a joint operation and the group recognises it’s direct right to the jointly held assets, liabilities, revenues and expenses.

Set out below are joint ventures of the group as at 30 June 2023 which, in the opinions of the directors are material to the group. The entity listed below has share capital consisting solely of ordinary shares, which are held directly by the consolidated entity. The country of incorporation or registration is also their principal place of business, and the proportion of ownership interest is the same as the proportion of voting rights held.

For more information refer to note 37.

The recoverable amounts of the Company’s investments are reviewed at each reporting date. As the Company’s investments are in unlisted entities, the determination of recoverable value is subject to various estimates and assumptions. As an accurate assessment of recoverable value is not available at the reporting date, the Company has elected to continue with provisions for impairment against each of its investments, as shown in the table below. When the Company can make a more accurate determination of recoverable value, the Company will re-assess whether a provision for impairment is still required for its investments.

	Consolidated
	30 June 2023	30 June 2022
	$	$

Investment in Jana Care - at costs	953,010	752,281
Less: provision for impairment	(953,010)	(752,281)
Investment in Body Composition Technologies - at cost	713,550	696,779
Less: provision for impairment	(713,550)	(696,779)
	-	-

	Jana Care	BCT
	$	$

Opening balance – 1 July 2022	-	-
Addition	200,729	16,771
Less: Impairment for the year	(200,729)	(16,771)
Ending balance - 30 June 2023	-	-